Organization and Principal Activities - Schedule of Unaudited Condensed Consolidated Balance Sheets Information (Details) - Variable Interest Entities [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 253,735	$ 566,544
Accounts receivable, net	51,369,096	55,522,880
Amounts due from related parties, current	13,823,051	13,587,536
Inventories	5,819	10,724
Contract costs	2,447,411	2,357,950
Advance to suppliers	57,065	3,205,098
Prepaid expenses and other current assets, net	502,672	413,579
Amount due from intercompany, current	2,091,767	2,063,000
Total current assets	70,550,616	77,727,311
Non-current assets:
Property and equipment, net	393,595	1,777,249
Intangible assets, net	125,897	140,366
Long-term investments	955,676	937,909
Right of use assets	81,341	66,913
Prepaid expenses and other non-current assets	3,583,814	3,558,515
Total non-current assets	5,140,323	6,480,952
TOTAL ASSETS	75,690,939	84,208,263
Current liabilities:
Short-term borrowings	29,940,109	32,879,865
Accounts payable	37,946,343	26,740,606
Amount due to related parties, current	68,338	67,068
Deferred revenue	2,239,790	2,385,228
Accrued expenses and other current liabilities	26,186,627	22,173,896
Lease liabilities, current	37,757	57,545
Amount due to intercompany, current	33,668,825	31,080,404
Total current liabilities	130,087,789	115,384,612
Non-current liabilities:
Amount due to a related party, non-current	7,600,601	7,336,833
Accrued liabilities, non-current	4,593,896	4,508,695
Lease liabilities, non-current	28,145
Total non-current liabilities	12,222,642	11,845,528
TOTAL LIABILITIES	$ 142,310,431	$ 127,230,140